ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

3.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	September 30, 2025	December 31, 2024
Accounts payable	$846,429	$684,324
Accrued credit cards	17,791	14,322
Accrued liability for settlements of previously factored receivables	281,967	242,292
Accrued income and property taxes	3,687	3,317
Accrued professional fees	99,114	29,122
Accrued board fees	–	15,000
Accrued expense – dividend payable	33,108	32,190
Accrued public company fees	5,000	5,000
Accrued payroll and bonuses	372,695	346,347
Accrued expense – medical procedures	–	7,846
Total	$1,659,791	$1,379,760